Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 309,902	¥ 479,673	¥ 451,247
Provision (credit) for loan losses		32,459	(126,362)	37,668
Charge-offs		(47,524)	(55,862)	(31,252)
Recoveries		14,103	15,220	25,600
Net charge-offs		(33,421)	(40,642)	(5,652)
Others	[1]	(1,739)	(2,767)	(3,590)
Balance at end of fiscal year		307,201	309,902	479,673
Allowance for loan losses of which individually evaluated for impairment		150,527	139,774
Allowance for loan losses of which collectively evaluated for impairment		156,674	170,128
Loans	[2]	82,952,090	83,661,340
Loans of which individually evaluated for impairment	[2]	615,098	675,440
Loans of which collectively evaluated for impairment	[2]	82,336,992	82,985,900
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		249,072	407,327	367,739
Provision (credit) for loan losses		31,693	(123,470)	45,059
Charge-offs		(39,728)	(44,621)	(22,901)
Recoveries		11,019	12,924	18,320
Net charge-offs		(28,709)	(31,697)	(4,581)
Others	[1]	847	(3,088)	(890)
Balance at end of fiscal year		252,903	249,072	407,327
Allowance for loan losses of which individually evaluated for impairment		139,472	129,789
Allowance for loan losses of which collectively evaluated for impairment		113,431	119,283
Loans	[2]	66,804,088	60,837,559
Loans of which individually evaluated for impairment	[2]	539,893	593,053
Loans of which collectively evaluated for impairment	[2]	66,264,195	60,244,506
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		28,192	36,923	44,221
Provision (credit) for loan losses		(2,658)	(7,427)	(10,666)
Charge-offs		(2,856)	(2,118)	(1,754)
Recoveries		552	814	5,122
Net charge-offs		(2,304)	(1,304)	3,368
Balance at end of fiscal year		23,230	28,192	36,923
Allowance for loan losses of which individually evaluated for impairment		2,122	2,602
Allowance for loan losses of which collectively evaluated for impairment		21,108	25,590
Loans	[2]	10,596,994	11,133,862
Loans of which individually evaluated for impairment	[2]	20,886	21,364
Loans of which collectively evaluated for impairment	[2]	10,576,108	11,112,498
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		32,638	35,423	39,287
Provision (credit) for loan losses		3,424	4,535	3,275
Charge-offs		(4,940)	(9,123)	(6,597)
Recoveries		2,532	1,482	2,158
Net charge-offs		(2,408)	(7,641)	(4,439)
Others	[1]	(2,586)	321	(2,700)
Balance at end of fiscal year		31,068	32,638	¥ 35,423
Allowance for loan losses of which individually evaluated for impairment		8,933	7,383
Allowance for loan losses of which collectively evaluated for impairment		22,135	25,255
Loans	[2]	5,551,008	11,689,919
Loans of which individually evaluated for impairment	[2]	54,319	61,023
Loans of which collectively evaluated for impairment	[2]	¥ 5,496,689	¥ 11,628,896

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.